Note 10 - Senior Secured Notes Payable (Details Textual) - USD ($)				3 Months Ended			6 Months Ended		12 Months Ended
	May 02, 2025	Apr. 04, 2025	Mar. 18, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Gain (Loss) on Extinguishment of Debt				$ 74,000		$ 0	$ 52,000	$ 14,520,000	$ 14,437,000	$ 0
March 2025 Senior Secured Notes [Member]
Debt Instrument, Face Amount			$ 312,500		$ 374,000
Proceeds from Issuance of Secured Debt			$ 250,000
Debt, Discount Percentage			20.00%
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Repayments of Debt	$ 300,000
Debt Instrument, Face Amount, at Discount	312,500
Proceeds from (Repayments of) Debt					250,000
Gain (Loss) on Extinguishment of Debt				74,000
Debt Instrument, Payoff Amount					300,000
March 2025 Senior Secured Notes [Member] | Other Expense [Member]
Debt Instrument, Excess Over Fair Value and Proceeds					124,000
April 2025 Convertible Senior Secured Notes [Member]
Proceeds from Issuance of Secured Debt		$ 250,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Long-Term Debt, Gross		$ 312,500
Debt Instrument, Original Issue Discount, Percentage		20.00%
Debt Instrument, Redemption Price, Percentage		120.00%
April 2025 Senior Secured Notes [Member]
Debt Instrument, Face Amount				300,000			300,000
Repayments of Debt	300,000
Debt Instrument, Face Amount, at Discount	$ 312,500
Debt Instrument, Excess Over Fair Value and Proceeds					250,000
Debt Instrument, Payoff Amount					$ 300,000
Payments of Debt Issuance Costs				$ 50,000			$ 50,000